Supplemental Operations Statement Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Operations Statement and Cash Flow Information [Abstract]
Advertising and promotion expense	$ 95.3	$ 87.3
Repair and maintenance expenses	28.7	24.3
Research and development expense	6.0	5.6
Rent expense	$ 3.0	$ 3.0